SUBSEQUENT EVENTS - Plan to the employees (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Jun. 30, 2020
Subsequent Event [Line Items]
Stock Options, Shares, Granted		0	0
Subsequent event | Class A ordinary shares
Subsequent Event [Line Items]
Stock Options, Shares, Granted	1,642,331
Fair value of shares granted	$ 1,708,024
Vesting period	3 years